Off-balance sheet accounts	12 Months Ended
Dec. 31, 2023
Off Balance Sheet Accounts [Abstract]
Off-balance sheet accounts
18.	Off-balance sheet accounts

(a)	The table below presents the components of this caption:

	2023	2022
	S/(000)	S/(000)
Contingent credits - indirect loans (b), Note 6(a)
Guarantees and stand-by letters	4,302,772	4,001,806
Import and export letters of credit	440,708	485,541

	4,743,480	4,487,347

Derivatives
Held for trading: Note 10(b)
Forward foreign currency agreements, see Note 29.2(b)(i):
Forward currency agreements – purchase	1,811,147	1,977,324
Forward currency agreements – sale	2,316,809	4,057,830
Forward foreign currency agreements in other currencies	747,736	292,906
Foreign currency options	279,047	80,151
Swap agreements, see Note 29.2(b)(ii):
Currency swaps: Foreign currency delivery / receipt in Soles	283,648	644,019

	2023	2022
	S/(000)	S/(000)
Currency swaps: Soles delivery / receipt in foreign currency	1,087,151	2,028,514
Cross currency swaps	—	224,485
Interest rate swaps	1,530,493	2,424,566
Designated as hedges: Note 10(b)
Cash flows:
Cross currency swaps	2,578,515	2,579,164

	10,634,546	14,308,959

Responsibilities for credit lines granted (cancellable) (c)	11,295,837	13,213,024
Responsibilities for credit lines – commercial and others (d)	2,015,304	1,545,698

Total	28,689,167	33,555,028

(b)
In the normal course of its operations, the Group performs contingent operations (indirect loans). These transactions expose the Group to additional credit risks to the amounts recognized in the consolidated statement of financial position.

The Group applies the same credit policies for granting and evaluating the provisions required for direct loans when performing contingent operations (see Note 6(a)), including obtaining guarantees when deemed necessary. Guarantees vary and include deposits in financial institutions or other assets.
Taking into account that most of the contingent operations are expected to expire without the Group having to disburse cash, the total committed amounts do not necessarily represent future cash requirements.

(c)	Responsibilities under credit lines agreements include consumer credit lines and other consumer loans that are cancellable by the Interbank.

(d)
Corresponds to commitments of disbursement of future loans that Interbank has committed to carry out; provided that the borrower complies with the obligations under the corresponding loan agreements, however, they may be cancelled by Interbank.